Other revenues (Tables)	12 Months Ended
Dec. 31, 2016
Revenues [Abstract]
Other revenues
Other revenues consist of the following:

	Year ended December 31,
(In US$ millions)	2016	2015	2014
Amortization of unfavorable contracts	65	116	130
Revenues related party	100	119	97
External management fees with third parties	19	30	62
Termination revenue	69	—	—
Total	253	265	289